Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lease
Right-of-use assets	¥ 126,500	$ 19,852	¥ 3,241
Total lease liabilities	¥ 122,658		¥ 2,900